Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Authorized share capital	$ 100,000	$ 100,000
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	389,331,543	389,331,543
Ordinary shares, shares outstanding (in shares)	389,331,543	389,331,543
Excess stock, shares authorized	100,000,000	100,000,000
Excess ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	371,958,043	371,958,043
Ordinary shares, shares outstanding (in shares)	371,958,043	371,958,043
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500